Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2025 (Details)	12 Months Ended
Dec. 31, 2025
Amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2026
Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2026
Annual improvements to IFRS Accounting Standards-Volume 11
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2026
IFRS 18, Presentation and Disclosure in Financial Statements
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2027
IFRS 19, Subsidiaries without Public Accountability: Disclosures
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2027
Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2027